Summary of Significant Accounting Policies and Related Matters (Policies)	12 Months Ended
Feb. 26, 2022
Accounting Policies [Abstract]
Nature of Operations
A.	Nature of Operations
Bed Bath & Beyond Inc. and subsidiaries (the “Company”) is an omni-channel retailer that makes it easy for its customers to feel at home. The Company sells a wide assortment of merchandise in the Home, Baby, Beauty & Wellness markets and operates under the names Bed Bath & Beyond (“BBB”), buybuy BABY (“BABY”), and Harmon, Harmon Face Values, or Face Values (collectively, “Harmon”). Customers can purchase products either in-store,
online, with a mobile device or through a customer contact center. The Company generally has the ability to have customer purchases picked up in-store,
curbside or shipped direct to the customer from the Company’s distribution facilities, stores or vendors. The Company also operates Decorist (“Decorist”), an online interior design platform that provides personalized home design services. In addition, the Company is a partner in a joint venture which operates retail stores in Mexico under the name Bed Bath & Beyond.
We offer a broad assortment of national brands and a growing assortment of proprietary Owned Brand merchandise—including eight
 new Owned Brands launched in Fiscal 2021—in key destination categories including bedding, bath, kitchen food prep, home organization, indoor décor, baby and personal care.
We account for o
ur
operations as one North American Retail reporting segment. In Fiscal 2020 and 2019, we accounted for our operations as two
 operating segments: North American Retail and Institutional Sales, the latter of which was divested in October 2020, did not meet the quantitative thresholds under GAAP and, therefore, was not a reportable segment. Net sales outside of the U.S. for the Company were not material for Fiscal 2021, 2020, and 2019. As the Company operates in the retail industry, its results of operations are affected by general economic conditions and consumer spending habits.

Fiscal Year

B.	Fiscal Year
The Company’s Fiscal year is comprised of the 52 or
53-week
period ending on the Saturday nearest February 28th. Accordingly, Fiscal 2021, Fiscal 2020, and Fiscal 2019 represented 52 weeks and ended on February 26, 2022, February 27, 2021, and February 29, 2020, respectively.

Principles of Consolidation

C.	Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. The Company accounts for its investment in the joint venture referred to above under the equity method.
All significant intercompany balances and transactions have been eliminated in consolidation.

Recent Accounting Pronouncements

D.	Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU
2020-04
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendment provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on contracts, hedging relationships and other transactions that reference LIBOR. These updates are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. The Company is currently evaluating its contracts and the optional expedients provided by this update, but does not expect the adoption of this guidance to have a material impact to the financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes, to simplify the accounting for income taxes. The guidance eliminates certain exceptions related to the approach for intraperiod tax allocations, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences related to changes in ownership of equity method investments and foreign subsidiaries. The guidance also simplifies aspects of accounting for franchise taxes, enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up
in the tax basis of goodwill. The standard is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years with early adoption permitted. The Company adopted this standard in Fiscal 2021; upon adoption, this guidance did not have a material impact on its consolidated financial statements.

Use of Estimates

E.	Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires the Company to establish accounting policies and to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates on historical experience and on other assumptions that it believes to be relevant under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. In particular, judgment is used in areas such as inventory valuation, impairment of long-lived assets, impairment of auction rate securities, goodwill and other indefinite lived intangible assets, accruals for self-insurance, litigation, store opening, expansion, relocation and closing costs, the provision for sales returns, vendor allowances, stock-based compensation and income and certain other taxes. Actual results could differ from these estimates.

Cash and Cash Equivalents

F.	Cash and Cash Equivalents
The Company considers all highly liquid instruments purchased with original maturities of three months or less to be cash equivalents. Included in cash and cash equivalents are credit and debit card receivables from banks, which typically settle within five business days, of $
47.9
 million and $
64.0
 million as of February 26, 2022 and February 27, 2021, respectively.
Short-term restricted cash was
zero
 and $5.0 million as of February 26, 2022 and February 27, 2021, respectively, and is included in prepaid expenses and other current assets on the consolidated balance sheet. Long-term restricted cash of $
31.4
 million and $
49.2
 million as of February 26, 2022 and February 27, 2021, respectively, is included in other long-term assets on the consolidated balance sheet.

Investment Securities

G.	Investment Securities
Investment securities consist primarily of auction rate securities, which are securities with interest rates that reset periodically through an auction process, and U.S. Treasury Bills, when outstanding. The U.S. Treasury Bills with original maturities of greater than three months were classified as short term held-to-maturity
securities and stated at their amortized cost which approximated fair value. Auction rate securities are classified as available-for-sale
and are stated at fair value, which had historically been consistent with cost or par value due to interest rates which reset periodically, typically every 7, 28 or 35 days. As a result, there generally were no cumulative gross unrealized holding gains or losses relating to these auction rate securities. However, during the global financial crisis of 2008 the auction process for the Company’s auction rate securities failed and continues to fail. These failed auctions result in a lack of liquidity in the securities and affect their estimated fair values at February 26, 2022 and February 27, 2021, but do not affect the underlying collateral of the securities (see “Fair Value Measurements,” Note 4 and “Investment Securities,” Note 5). All income from these investments is recorded as interest income.
Those investment securities which the Company has the ability and intent to hold until maturity are classified as held-to-maturity
investments and are stated at amortized cost.

Premiums are amortized and discounts are accreted over the life of the security as adjustments to interest income using the effective interest method. Dividend and interest income are recognized when earned.

Inventory Valuation
H.	Inventory Valuation
Merchandise inventories are stated at the lower of cost or market. Inventory costs are primarily calculated using the weighted average retail inventory method.
Under the retail inventory method, the valuation of inventories at cost and the resulting gross margins are calculated by applying a cost-to-retail
ratio to the retail values of inventories. The inputs associated with determining the cost-to-retail
ratio include: merchandise purchases, net of returns to vendors, discounts and volume and incentive rebates; inbound freight expenses; and import charges, including duties, insurance and commissions.
The retail inventory method contains certain management judgments that may affect inventory valuation. At any one time, inventories include items that have been written down to the Company’s best estimate of their realizable value. Judgment is required in estimating realizable value and factors considered are the age of merchandise, anticipated demand based on factors such as customer preferences and fashion trends, and anticipated changes in product assortment (including related to the launch of Owned Brands) as well as anticipated markdowns to reduce the price of merchandise from its recorded retail price to a retail price at which it is expected to be sold in the future. These estimates are based on historical experience and current information about future events which are inherently uncertain. Actual realizable value could differ materially from this estimate based upon future customer demand or economic conditions, including uncertainty related to the ongoing
COVID-19
pandemic (see “Impact of the
COVID-19
Pandemic,” Note 2).
The Company estimates its reserve for inventory shrinkage throughout the year based on historical shrinkage and any current trends, if applicable. Actual shrinkage is recorded at fiscal year end based upon the results of the Company’s physical inventory counts for locations at which counts were conducted. For locations where physical inventory counts were not conducted in the fiscal year, an estimated shrink reserve is recorded based on historical shrinkage and any current trends, if applicable. Historically, the Company’s shrinkage has not been volatile.
The Company accrues for merchandise in transit once it takes legal ownership and title to the merchandise; as such, an estimate for merchandise in transit is included in the Company’s merchandise inventories.

Property and Equipment

I.	Property and Equipment
Property and equipment are stated at cost and are depreciated primarily using the straight-line method over the estimated useful lives of the assets (40 years for buildings; 5 to 20 years for furniture, fixtures and equipment; and 3 to 10 years for computer equipment and software). Leasehold improvements are amortized using the straight-line method over the lesser of their estimated useful life or the life of the lease. Depreciation expense is primarily included within selling, general and administrative expenses. (see “Property and Equipment,” Note 6).
The cost of maintenance and repairs is charged to earnings as incurred; significant renewals and betterments are capitalized. Maintenance and repairs amounted to $80.0 million, $117.7 million, and $133.9 million for Fiscal 2021, 2020, and 2019, respectively.

Impairment of Long-Lived Assets

J.	Impairment of Long-Lived Assets
The Company reviews long-lived assets for impairment when events or changes in circumstances indicate the carrying value of these assets may exceed their current fair values. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposal group classified as held for sale are separately presented in the appropriate asset and liability sections of the balance sheet (see “Assets Held for Sale and Divestitures,” Note 16). In Fiscal 2021 and Fiscal 2020, the Company recorded non-cash
pre-tax
impairment charges of $30.8 million and $92.9 million, respectively, for certain store-level assets, including leasehold improvements and operating lease assets. In the future, if events or market conditions affect the estimated fair value to the extent that a long-lived asset is impaired, the Company will adjust the carrying value of these long-lived assets in the period in which the impairment occurs.

Goodwill and Other Indefinite Lived Intangible Assets

K	Goodwill and Other Indefinite Lived Intangible Assets
Included within other assets in the accompanying consolidated balance sheets as of February 26, 2022 and February 27, 2021, respectively, are $16.3 million and $22.0 million for indefinite lived tradenames and trademarks.
The Company reviews its intangible assets that have indefinite lives for impairment annually as of the end of the fiscal year or when events or changes in circumstances indicate the carrying value of these assets might exceed their current fair values. Impairment testing is based upon the best information available including estimates of fair value which incorporate assumptions marketplace
participants would use in making their estimates of fair value. Significant assumptions and estimates are required, including, but not limited to, projecting future cash flows, determining appropriate discount rates and terminal growth rates, and other assumptions, to estimate the fair value of goodwill and indefinite lived intangible assets. Although the Company believes the assumptions and estimates made are reasonable and appropriate, different assumptions and estimates could materially impact its reported financial results.
Other indefinite lived intangible assets were recorded as a result of acquisitions and primarily consist of tradenames. The Company values its tradenames using a relief-from-royalty approach, which assumes the value of the tradename is the discounted cash flows of the amount that would be paid by a hypothetical market participant had they not owned the tradename and instead licensed the tradename from another company. For the fiscal years ended February 26, 2022, February 27, 2021, and February 29, 2020, the Company completed a quantitative impairment analysis for certain other indefinite lived intangible assets, by comparing the fair value of the tradenames to their carrying value and recognized non-cash
pre-tax
tradename impairment charges of $5.7 million, $35.1 million, and $41.8 million, respectively, within goodwill
and other impairments in the consolidated statement of operations. As of February 26, 2022, for the remaining other indefinite lived intangible assets, the Company assessed qualitative factors in order to determine whether any events and circumstances existed which indicated that it was more likely than not that the fair value of these other indefinite lived assets did not exceed their carrying values and concluded no such events or circumstances existed which would require an impairment test be performed. In the future, if events or market conditions affect the estimated fair value to the extent that an asset is impaired, the Company will adjust the carrying value of these assets in the period in which the impairment occurs.
As of June 1, 2019, the Company completed a quantitative impairment analysis of goodwill related to its reporting units by comparing the fair value of a reporting unit with its carrying amount. The Company performed a discounted cash flow analysis and market multiple analysis for each reporting unit. Based upon the analysis performed, the Company recognized non-cash
pre-tax
goodwill impairment charges of $391.1 million for the North American Retail reporting unit. Cumulatively, the Company has recognized non-cash
pre-tax
goodwill impairment charges of $676.2 million and $40.1 million for the North American Retail and Institutional Sales reporting units, respectively. The Institutional Sales unit was divested in October 2020. As of February 26, 2022 and February 27, 2021, the Company did not have any goodwill recorded on its consolidated balance sheet.

Self-Insurance
L.	Self-Insurance
The Company utilizes a combination of insurance and self-insurance for a number of risks including workers’ compensation, general liability, cyber liability, property liability, automobile liability and employee related health care benefits (a portion of which is paid by its employees). Liabilities associated with the risks that the Company retains are not discounted and are estimated by considering historical claims experience, demographic factors, severity factors and other actuarial assumptions. Although the Company’s claims experience has not displayed substantial volatility in the past, actual experience could materially vary from its historical experience in the future. Factors that affect these estimates include but are not limited to: inflation, the number and severity of claims and regulatory changes. In the future, if the Company concludes an adjustment to self-insurance accruals is required, the liability will be adjusted accordingly.
Beginning in the fourth quarter of Fiscal 2020, the Company began insuring portions of its workers’ compensation and medical insurance through a wholly owned captive insurance subsidiary (the “Captive”) to enhance its risk financing strategies. The Captive is subject to regulations in Vermont, including those relating to its levels of liquidity and other requirements. The Captive was in compliance with all regulations as of February 26, 2022.

Shareholders' Equity

M.	Shareholders’ Equity
The Company has authorization to make repurchases of its common shares from time to time in the open market or through other programs approved by the Board of Directors pursuant to existing rules and regulations (see “Shareholders’ Equity,” Note 14).

Fair Value of Financial Instruments

N.	Fair Value of Financial Instruments
The Company’s financial instruments include cash and cash equivalents, investment securities, accounts payable, long term debt and certain other liabilities. The Company’s investment securities consist primarily of U.S. Treasury securities, which are stated at amortized cost, and auction rate securities consisting of preferred shares of closed end municipal bond funds, which are stated at their approximate fair value. The book value of the financial instruments, excluding the Company’s long term debt, is representative of their fair values (see “Fair Value Measurements,” Note 4).

Leases

O.	Leases
The Company determines if an arrangement is a lease or contains a lease at the inception of the contract. The Company’s leases generally contain fixed and variable components. Variable components are primarily contingent rents based upon store sales exceeding stipulated amounts. Lease agreements may also include non-lease
components, such as certain taxes, insurance and common area maintenance, which the Company combines with the lease component to account for both as a single lease component. Lease liabilities, which represent the Company’s obligation to make lease payments arising from the lease, and corresponding right-of-use
assets, which represent the Company’s right to use an underlying asset for the lease term, are recognized at the commencement date of the lease, which is typically the date the Company obtains possession of the leased premises, based on the present value of fixed future payments over the lease term. The Company utilizes the lease term for which it is reasonably certain to use the underlying asset, including consideration of options to extend or terminate the lease. Incentives received from landlords are recorded as a reduction to the lease right-of-use
assets. The Company does not recognize lease
right-of-use
assets and corresponding lease liabilities for leases with initial terms of 12 months or less.
The Company calculates the present value of future payments using the discount rate implicit in the lease, if available, or its incremental borrowing rate. The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow on a collateralized basis over a similar term at an amount equal to the lease payments in a similar economic environment. The Company determined discount rates based on the rates of its unsecured borrowings, which are then adjusted for the appropriate lease term and effects of full collateralization. In determining the Company’s operating lease assets and operating lease liabilities, the Company applied these incremental borrowing rates to the minimum lease payments within each lease agreement.
For operating leases, lease expense relating to fixed payments is recognized on a straight-line basis over the lease term and lease expense relating to variable payments is expensed as incurred. For finance leases, the amortization of the asset is recognized over the shorter of the lease term or useful life of the underlying asset (see “Leases,” Note 10).

Prepaid Expenses and Other Current Assets
P.	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets in the accompanying consolidated balance sheets as of February 26, 2022 and February 27, 2021, respectively, are $198.2 million and $595.2 million, which includes income tax receivables as of February 26, 2022 and February 27, 2021 of $26.5 million and $318.1 million, respectively (see “Provision for Income Taxes,” Note 8).

Revenue Recognition
Q.	Revenue Recognition
Sales are recognized upon purchase by customers at the Company’s retail stores or upon delivery
for products purchased from its websites. The value of
point-of-sale
coupons and
point-of-sale
rebates that result in a reduction of the price paid by the customer are recorded as a reduction of sales. Shipping and handling fees that are billed to a customer in a sale transaction are recorded in sales. Taxes, such as sales tax, use tax and value added tax, are not included in sales.
Revenues from gift cards, gift certificates and merchandise credits are recognized when redeemed. Gift cards have no provisions for reduction in the value of unused card balances over defined time periods and have no expiration dates. In Fiscal 2021 and Fiscal 2020, the Company recognized net sales for gift card and merchandise credit redemptions of approximately $72.3 million and $98.0 million, which were included in merchandise credit and gift card liabilities on the consolidated balance sheet as of February 27, 2021 and February 29, 2020, respectively.
Sales returns are provided for in the period that the related sales are recorded based on historical experience. Although the estimate for sales returns has not varied materially from historical provisions, actual experience could vary from historical experience in the future if the level of sales return activity changes materially. In the future, if the Company concludes that an adjustment is required
due to material changes in the returns activity, the liability for estimated returns and the corresponding right of return asset will be adjusted accordingly. As of February 26, 2022 and February 27, 2021, the liability for estimated returns of $23.6 million and $36.2 million is included in accrued expenses and other current liabilities and the corresponding right of return asset for merchandise of $14.6 million and $23.4 million, respectively, is included in prepaid
expenses and other current assets, respectively.
The Company sells a wide assortment of domestics merchandise and home furnishings. Domestics merchandise includes categories such as bed linens and related items, bath items and kitchen textiles. Home furnishings include categories such as kitchen and tabletop items, fine tabletop, basic housewares, general home furnishings (including furniture and wall décor), consumables and certain juvenile products. Sales of domestics merchandise and home furnishings accounted for approximately 37.4% and 62.6% of net sales, respectively, for Fiscal 2021, 34.7% and 65.3% of net sales, respectively, for Fiscal 2020 and 35.2% and 64.8% of net sales, respectively, for
Fiscal
2019.

Cost of Sales and Vendor Allowances
R.	Cost of Sales
Cost of sales includes the cost of merchandise, buying costs and costs of the Company’s distribution network including inbound freight charges, import charges (including duties), distribution facility costs, receiving costs, internal transfer costs and shipping and handling costs.

S.	Vendor Allowances
The Company receives allowances from vendors in the normal course of business for various reasons including direct cooperative advertising, purchase volume and reimbursement for other expenses. Annual terms for each allowance include the basis for earning the allowance and payment terms, which vary by agreement. All vendor allowances are recorded as a reduction of inventory cost, except for direct cooperative advertising allowances which are specific, incremental and identifiable. The Company recognizes purchase volume allowances as a reduction of the cost of inventory in the quarter in which milestones are achieved. Advertising costs were reduced by
direct cooperative allowances of $35.8 million, $28.9 million, and $30.9 million for Fiscal 2021, 2020, and 2019, respectively.

Store Opening, Expansion, Relocation and Closing Costs

T.	Store Opening, Expansion, Relocation and Closing Costs
Store opening, expansion, relocation and closing costs, including markdowns, asset residual values and projected occupancy costs, are charged to earnings as incurred.

Advertising Costs

U.	Advertising Costs
Advertising expenses related to direct response advertising are expensed on the first day of the direct response advertising event. All other advertising expenses associated with store advertising are charged to earnings as incurred. Net advertising costs amounted to $407.1 million, $347.8 million, and $478.5 million for Fiscal 2021, 2020, and 2019, respectively.

Stock-Based Compensation

V.	Stock-Based Compensation
The Company measures all employee stock-based compensation awards using a fair value method and records
such expense, net of estimated forfeitures, in its consolidated financial statements. The Company’s stock-based compensation relates to restricted stock awards, stock options, restricted stock units and performance stock units. The Company’s restricted stock awards are considered nonvested share awards (see “Stock-Based Compensation,” Note 15).

Income Taxes

W.	Income Taxes
The Company files a consolidated federal income tax return. Income tax returns are also filed with each taxable jurisdiction in which the Company conducts business.
The Company accounts for its income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.
In assessing the recoverability of its deferred tax assets, the Company evaluates the available objective positive and negative evidence to estimate whether it is more likely than not that sufficient future taxable income will be generated to permit use of existing deferred tax assets in each taxpaying jurisdiction. For any deferred tax asset in excess of the amount for which it is more likely than not that the Company will realize a benefit, a valuation allowance is established. A valuation allowance is a
non-cash
charge, and does not limit the Company’s ability to utilize its deferred tax assets, including its ability to utilize tax loss and credit carryforward amounts against future taxable income.
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Act. The Tax Act included a mandatory one-time
tax on accumulated earnings of foreign subsidiaries, and as a result, all previously unremitted earnings for which no U.S. deferred tax liability had been previously accrued has now been subject to U.S. tax. Notwithstanding the U.S. taxation of these amounts, the Company intends to continue to reinvest the unremitted earnings of its Canadian subsidiary. Accordingly, no additional provision has been made for U.S. or additional
non-U.S.
taxes with respect to these earnings, except for the transition tax resulting from the Tax Act. In the event of repatriation to the U.S., it is expected that such earnings would be subject to
non-U.S.
withholding taxes offset, in whole or in part, by U.S. foreign tax credits.
The Company recognizes the tax benefit from an uncertain tax position only if it is at least more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon settlement with the taxing authorities.
Judgment is required in determining the provision for income and other taxes and related accruals, and deferred tax assets and liabilities. In the ordinary course of business, there are transactions and calculations where the ultimate tax outcome is uncertain. Additionally, the Company’s various tax returns are subject to audit by various tax authorities. Although the Company believes that its estimates are reasonable, actual results could differ from these estimates (see “Provision for Income Taxes”, Note 8).

Earnings per Share

X.	Earnings per Share
The Company presents earnings per share on a basic and diluted basis. Basic earnings per share is computed by dividing net earnings by the weighted average number of shares outstanding. Diluted earnings per share is computed by dividing net earnings by the weighted average number of shares outstanding, including the dilutive effect of stock-based awards as calculated under the treasury stock method.
Stock-based awards of approximately 2.9 million, 2.4 million, and 5.4 million shares were excluded from the computation of diluted earnings per share as the effect would be anti-dilutive for Fiscal 2021, 2020, and 2019, respectively.